Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Sales	$ 1,096,224	$ 861,332
Cost of sales, excluding depletion	266,763	258,559
Depletion	243,889	256,826
Gross margin	585,572	345,947
Impairment charges		165,912
Net earnings	507,804	86,138
Cash Flow From Operations	765,442	501,620
Total Assets	5,957,272	6,278,007
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(65,698)	(54,507)
Cash Flow From Operations	(46,914)	(46,292)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(16,715)	(48,730)
Cash Flow From Operations	(17,551)	(44,733)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings	2,170	274
Cash Flow From Operations	677	(2,191)
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	2,475	9,066
Cash Flow From Operations	49	(5,380)
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(77,768)	(93,897)
Cash Flow From Operations	(63,739)	(98,596)
Total Assets	468,881	543,901
Gold interests [member]
Disclosure of operating segments [line items]
Sales	652,827	541,045
Cost of sales, excluding depletion	157,429	163,997
Depletion	147,268	158,816
Gross margin		218,232
Net earnings	348,130	218,232
Cash Flow From Operations	495,310	377,523
Total Assets	3,349,967	3,497,235
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	49,791	38,234
Cost of sales, excluding depletion	11,085	10,946
Depletion	23,027	22,420
Gross margin		4,868
Net earnings	15,679	4,868
Cash Flow From Operations	38,609	27,385
Total Assets	321,016	344,043
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales	450,166	365,448
Cost of sales, excluding depletion	104,545	106,282
Depletion	95,913	100,803
Gross margin		158,363
Net earnings	249,708	158,363
Cash Flow From Operations	345,621	259,166
Total Assets	2,509,344	2,605,257
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	25,556	27,613
Cost of sales, excluding depletion	5,812	7,945
Depletion	4,837	7,141
Gross margin		12,527
Net earnings	14,907	12,527
Cash Flow From Operations	19,744	19,668
Total Assets	105,569	110,406
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales	36,442	29,919
Cost of sales, excluding depletion	8,443	8,736
Depletion	5,642	8,191
Gross margin		12,992
Net earnings	22,357	12,992
Cash Flow From Operations	28,007	21,561
Total Assets	7,526	13,168
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales	68,519	62,528
Cost of sales, excluding depletion	23,541	26,994
Depletion	12,165	13,828
Gross margin		21,706
Net earnings	32,813	21,706
Cash Flow From Operations	44,978	35,534
Total Assets	182,202	194,367
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	22,353	17,303
Cost of sales, excluding depletion	4,003	3,094
Depletion	5,684	6,433
Gross margin		7,776
Net earnings	12,666	7,776
Cash Flow From Operations	18,351	14,209
Total Assets	224,310	229,994
Silver interests [member]
Disclosure of operating segments [line items]
Sales	399,625	288,401
Cost of sales, excluding depletion	101,529	88,906
Depletion	88,041	88,291
Gross margin		111,204
Net earnings	210,055	111,204
Cash Flow From Operations	297,904	196,463
Total Assets	1,669,525	1,759,392
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	31,285	38,895
Cost of sales, excluding depletion	8,745	14,258
Depletion	11,143	18,044
Gross margin		6,593
Net earnings	11,397	6,593
Cash Flow From Operations	22,541	24,637
Total Assets	217,044	228,187
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales	150,720	74,578
Cost of sales, excluding depletion	31,704	19,267
Depletion	24,130	14,020
Gross margin		41,291
Net earnings	94,886	41,291
Cash Flow From Operations	119,016	55,310
Total Assets	350,572	374,702
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales	102,241	76,328
Cost of sales, excluding depletion	20,053	15,322
Depletion	41,876	41,267
Gross margin		19,739
Net earnings	40,312	19,739
Cash Flow From Operations	82,188	61,007
Total Assets	626,934	668,810
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales	115,379	98,600
Cost of sales, excluding depletion	41,027	40,059
Depletion	10,892	14,960
Gross margin		43,581
Net earnings	63,460	43,581
Cash Flow From Operations	74,159	55,509
Total Assets	474,975	487,693
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales	1,096,224	861,332
Cost of sales, excluding depletion	266,763	258,559
Depletion	243,889	256,826
Gross margin		345,947
Impairment charges		165,912
Net earnings	585,572	180,035
Cash Flow From Operations	829,181	600,216
Total Assets	5,488,391	5,734,106
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	43,772	31,886
Cost of sales, excluding depletion	7,805	5,656
Depletion	8,580	9,719
Gross margin		16,511
Net earnings	27,387	16,511
Cash Flow From Operations	35,967	26,230
Total Assets	241,389	249,969
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Impairment charges		165,912
Net earnings		(165,912)
Total Assets	$ 227,510	$ 227,510